Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Income Statements Captions [Line Items]
Total revenues	$ 6,958	$ 8,911	$ 12,918	$ 16,451
Cost and Expenses:
Cost of goods sold	5,456	6,922	10,172	12,799
Selling, general and administrative expenses	626	752	1,193	1,504
Research and development expenses	225	298	415	555
Restructuring expenses	22	30	34	42
Interest expense	282	338	566	649
Other, net	112	86	212	198
Total Costs and Expenses	6,723	8,426	12,592	15,747
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	235	485	326	704
Income taxes	126	158	203	301
Equity income of unconsolidated subsidiaries and affiliates	13	31	22	56
Net Income	122	358	145	459
Net income attributable to noncontrolling interests	(2)	4	(1)	5
Net income attributable to CNH Industrial N.V.	124	354	146	454
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	445	592	818	1,114
Cost and Expenses:
Cost of goods sold	376	524	691	977
Selling, general and administrative expenses	36	28	65	55
Research and development expenses	2	4	5	8
Interest expense	36	60	81	105
Interest compensation to Financial Services	4	4	6	7
Other, net	6	7	20	32
Total Costs and Expenses	460	627	868	1,184
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(15)	(35)	(50)	(70)
Income taxes	(5)	16	(3)	6
Equity income of unconsolidated subsidiaries and affiliates	134	405	193	530
Net Income	124	354	146	454
Net income attributable to CNH Industrial N.V.	124	354	146	454
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	2	3	5	5
Cost and Expenses:
Interest expense	63	57	124	113
Other, net	2		(2)
Total Costs and Expenses	65	57	122	113
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(63)	(54)	(117)	(108)
Income taxes	(24)	(10)	(45)	(32)
Equity income of unconsolidated subsidiaries and affiliates	145	217	202	417
Net Income	106	173	130	341
Net income attributable to CNH Industrial N.V.	106	173	130	341
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	2,677	3,751	4,967	6,913
Cost and Expenses:
Cost of goods sold	2,183	2,946	4,068	5,424
Selling, general and administrative expenses	132	176	249	342
Research and development expenses	72	107	142	202
Restructuring expenses	(1)	18	2	20
Interest expense	35	33	71	67
Interest compensation to Financial Services	46	58	90	104
Other, net	65	30	104	52
Total Costs and Expenses	2,532	3,368	4,726	6,211
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	145	383	241	702
Income taxes	24	220	53	294
Equity income of unconsolidated subsidiaries and affiliates	91	114	170	197
Net Income	212	277	358	605
Net income attributable to CNH Industrial N.V.	212	277	358	605
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	5,143	6,581	9,683	12,122
Cost and Expenses:
Cost of goods sold	4,095	5,267	7,590	9,732
Selling, general and administrative expenses	458	548	879	1,107
Research and development expenses	151	187	268	345
Restructuring expenses	23	12	32	22
Interest expense	209	327	572	622
Other, net	39	49	90	114
Total Costs and Expenses	4,975	6,390	9,431	11,942
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	168	191	252	180
Income taxes	131	(68)	198	33
Equity income of unconsolidated subsidiaries and affiliates	45	47	86	91
Net Income	82	306	140	238
Net income attributable to noncontrolling interests	(2)	4	(1)	5
Net income attributable to CNH Industrial N.V.	84	302	141	233
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	(1,309)	(2,016)	(2,555)	(3,703)
Cost and Expenses:
Cost of goods sold	(1,198)	(1,815)	(2,177)	(3,334)
Interest expense	(61)	(139)	(282)	(258)
Interest compensation to Financial Services	(50)	(62)	(96)	(111)
Total Costs and Expenses	(1,309)	(2,016)	(2,555)	(3,703)
Equity income of unconsolidated subsidiaries and affiliates	(402)	(752)	(629)	(1,179)
Net Income	(402)	(752)	(629)	(1,179)
Net income attributable to CNH Industrial N.V.	$ (402)	$ (752)	$ (629)	$ (1,179)